Average Annual Total Returns	12 Months Ended	55 Months Ended		60 Months Ended	65 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	11.41%	[1]	13.15%	15.41%	[2],[3]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	12.78%	[1]	14.42%	16.12%	[2],[3]
Lipper Large-Cap Core Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	11.86%	[1]	13.65%	15.40%	[2]
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%			15.32%	17.14%	[3]
Lipper Large-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	17.78%			12.71%	14.61%	[3]
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%			11.33%	13.71%	[4]
Lipper Equity Income Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	15.21%			11.23%	13.01%	[4]
T. Rowe Price Blue Chip Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.59%			12.16%	13.61%
Performance Inception Date					Aug. 04, 2020
T. Rowe Price Blue Chip Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.59%			12.16%	13.60%
T. Rowe Price Blue Chip Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.01%			9.73%	10.98%
T. Rowe Price Dividend Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.78%			10.95%	12.70%
Performance Inception Date					Aug. 04, 2020
T. Rowe Price Dividend Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.49%			10.66%	12.39%
T. Rowe Price Dividend Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.93%			8.67%	10.14%
T. Rowe Price Equity Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.31%			11.38%	14.10%
Performance Inception Date					Aug. 04, 2020
T. Rowe Price Equity Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.84%			10.75%	13.42%
T. Rowe Price Equity Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.19%			8.94%	11.21%
T. Rowe Price Growth Stock ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.39%			9.61%	12.03%
Performance Inception Date					Aug. 04, 2020
T. Rowe Price Growth Stock ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.39%			9.59%	12.00%
T. Rowe Price Growth Stock ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.11%			7.61%	9.64%
T. Rowe Price U.S. Equity Research ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.48%	13.24%
Performance Inception Date		Jun. 08, 2021
T. Rowe Price U.S. Equity Research ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.31%	13.05%
T. Rowe Price U.S. Equity Research ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.88%	10.53%

[1]	Return since 6/8/21.
[2]	Return since 8/4/20.
[3]	Return since 8/4/20.
[4]	Return since 8/4/20.